Warranty reserves (Details) - Other accrued expenses and liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of the activity related to warranty reserve
Warranty reserves at January 1	$ 1,275,594	$ 963,204
Reserves provided	1,156,027	1,206,142
Payments for warranty costs and other	(1,060,209)	(893,752)
Warranty reserves at December 31	$ 1,371,412	$ 1,275,594